INVESTMENTS IN NON-CONSOLIDATED COMPANIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of interests in other entities [Abstract]
Investments in non-consolidated companies, beginning balance	$ 471,306	$ 513,648
Equity in earnings of non-consolidated companies	400,732	57,555
Other comprehensive income	(38,441)	(93,598)
Dividends from non-consolidated companies	(82,122)	(6,299)
Investments in non-consolidated companies, ending balance	$ 751,475	$ 471,306